Intangible Assets - Schedule of Demonstrates the Changes During the Years (Details) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		R$ 1,138,811	R$ 927,414
Additions		357,865	312,899
Write-offs		(6,389)
Amortization for the period		(211,587)	(196,620)
Balance at ending		1,278,700	1,043,693
Internally/Externally developed software [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[1]	1,005,142	774,562
Additions	[1]	325,595	242,551
Write-offs	[1]	(6,389)
Amortization for the period	[1]	(164,406)	(122,507)
Balance at ending	[1]	1,159,942	894,606
Software licenses [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		47,098	43,435
Additions		263	70,348
Write-offs
Amortization for the period		(34,672)	(61,901)
Balance at ending		12,689	51,882
Purchased software [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		20,604	30,065
Additions		2,007
Write-offs
Amortization for the period		(4,317)	(5,519)
Balance at ending		18,294	24,546
Software acquired through business combination [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[2]	15,447	28,832
Additions	[2]
Write-offs	[2]
Amortization for the period	[2]	(6,692)	(6,693)
Balance at ending	[2]	8,755	22,139
Other intangible assets [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning
Additions		30,000
Write-offs
Amortization for the period		(1,500)
Balance at ending		28,500
Goodwill [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[2]	50,520	50,520
Additions	[2]
Write-offs	[2]
Amortization for the period	[2]
Balance at ending	[2]	R$ 50,520	R$ 50,520

[1]	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.
[2]	Additions through business combination and common control transactions.